LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE

21.                               LOSS PER SHARE

The following table provides the reconciliation between basic and diluted loss per share:

	2011	2010	2009

Net loss attributable to the company	$(29,315)	$(14,541)	$(39,899)
Weighted average shares used in computation of basic earnings per share (in thousands)	31,275	31,083	31,035
Weighted average shares from assumed conversion of dilutive options (in thousands)	—	—	—
Weighted average shares used in computation of diluted earnings per share (in thousands)	31,275	31,083	31,035
Basic and diluted loss per share attributable to the company’s common shareholders (in dollars)	$(0.94)	$(0.47)	$(1.29)